SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,

		2015	2014
Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	$2,040	$2,479

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$20	$-

Total		$2,060	$2,479

Derivative Liabilities

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	$(1,421)	(1,453)

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts payable and accrued expenses	$-	$(1,447)

Total		$(1,421)	$(2,900)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2015	2014	Item	2015	2014

Derivatives designated as hedging instruments:
Foreign exchange forward contract	$20	$(1,334)	Operating expenses	$(1,364)	$(834)

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	3,242	(153)

Total	$20	$(1,334)		$1,878	$(987)

Schedule of Change in Provision for Inventory
	December 31,
	2015	2014

Inventory provision, beginning of year	$7,724	$6,268
Increase in inventory provision	1,708	1,707
Write off	(447)	(251)

Inventory provision, end of year	$8,985	$7,724

Schedule of Property, Plant and Equipment Depreciation Rates
%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5
Leasehold improvments	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
	2015	2014

January 1,	$2,620	$2,624
Charged to costs and expenses relating to new sales	1,091	1,154
Costs of product warranty claims	(1,195)	(989)
Foreign currency translation adjustments	(343)	(169)

December 31,	$2,173	$2,620

Schedule of Change in Provision for Doubtful Debts
	2015	2014

January 1,	$2,225	$1,898
Charges to expenses	(340)	974
Write offs	(524)	(544)
Foreign currency translation adjustments	(140)	(103)

December 31,	$1,221	$2,225

Schedule of Assets and Liabilities Measured at Fair Value
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,060	$-	$2,060
Foreign currencies derivative liabilities	$-	$(1,421)	$-	$(1,421)

Total	$-	$639	$-	$639

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,479	$-	$2,479
Foreign currencies derivative liabilities	$-	$(2,900)	$-	$(2,900)

Total	$-	$(421)	$-	$(421)

Schedule of Accumulated Other Comprehensive Income, Net
	December 31,
	2015	2014

Accumulated losses on derivative instruments	$20	$(1,334)
Accumulated foreign currency translation differences	(1,912)	800

Total accumulated other comprehensive income, net	$(1,892)	$(534)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance at December 31, 2013	$-	$3,680	$3,680
Other comprehensive income (loss) before reclassifications	(2,168)	(2,880)	(5,048)
Amounts reclassified from AOCI	834	-	834

Net current period OCI	(1,334)	(2,880)	(4,214)

Balance at December 31, 2014	$(1,334)	$800	$(534)

Other comprehensive income (loss) before reclassifications	(10)	(2,712)	(2,722)
Amounts reclassified from AOCI	1,364	-	1,364

Net current period OCI	1,354	(2,712)	(1,358)

Balance at December 31, 2015	$20	$(1,912)	$(1,892)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
Affected line item in the consolidated statement of income	2015	2014

Cost of revenues	$1,105	$692
Research and development	27	17
Marketing and selling	109	67
General and administrative	123	58
	$1,364	$834

Reconciliation of Redeemable Non-controlling Interest
	December 31,
	2015	2014	2013

Beginning of the year	$8,715	$7,624	$7,106
Net income attributable to non-controlling interest	1,692	1,820	1,009
Foreign currency translation adjustments	(1,566)	(729)	(491)

Redeemable non-controlling interest - end of the year	$8,841	$8,715	$7,624

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
2015

Dividend yield	0%
Expected volatility	41.1%
Risk-free interest rate	1.2%
Expected life (in years)	3.98

Phantom Share Based Payment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	December 31,
	2015	2014

Dividend yield	0%	0%
Expected volatility	39.2%	45.0%
Risk-free interest rate	1.8%	1.9%
Expected life (in years)	5.2	6.3